Significant Accounting Policies - Summary of Property Plant Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Electronic equipment
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	3 years
Furniture and office equipment
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	5 years
Vehicles
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	4 years
Leasehold improvement
Property, Plant and Equipment
Property, plant and equipment, estimated useful life	shorter of expected lives of leasehold improvement and lease term